RELATED PARTY TRANSACTIONS - Transactions with the related party (FY) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Provide service to a related party		$ 330,000	$ 1,377,000	$ 3,076,000	$ 530,000
Receive service from a related party		154,000	82,000	425,000	294,000
Interest earned from a related party			355,000	1,499,000	1,552,000
Return of wealth management products from a related party			$ 283,000	283,000	$ 737,000
Changes in fair value of financial assets at fair value through profit or loss	$ 952,000	$ 2,238,000		$ (952,000)